Income Taxes, Deferred Tax Benefit (Expense) (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025
Deferred Tax Benefit (Expense) [Abstract]
Equity investments at fair value	$ (104,103)	$ (2,011,530)	$ 75,599	$ (10,377,189)
Remeasurement of defined benefit plans	(20,711)	256,593	(2,589,972)	426,946
Deferred tax income recognized in OCI	$ (124,814)	$ (1,754,937)	$ (2,514,373)	$ (9,950,243)
Reconciliation of average effective tax rate [Abstract]
Decrease in the effective rate			(37.46%)	(53.21%)
Legal rate			30.00%	30.00%
Estimated Effective Tax Rate [Member]
Reconciliation of average effective tax rate [Abstract]
Effective tax rate					39.50%
Retained Earnings [Member]
Deferred Tax Benefit (Expense) [Abstract]
Deferred tax expense			$ 121,567	$ 121,713